Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom Income Fund	May 30, 2024
Fidelity Freedom Income Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	8.42%
Past 5 years	3.71%
Since Inception	3.07%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.99%
F0199
Average Annual Return:
Past 1 year	8.47%
Past 5 years	3.68%
Since Inception	3.17%

[1]	A From June 7, 2017 .